FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
NOTE 8:-	FAIR VALUE MEASUREMENTS

In accordance with ASC 820, the Group measures its foreign currency derivative instruments, marketable securities and Earn-Out liability related to the acquisition of ACS, at fair value. Investments in foreign currency derivative instruments and marketable securities are classified within Level 2 of the fair value hierarchy. This is because these assets are valued using alternative pricing sources and models utilizing market observable inputs. The Earn-Out liability related to the acquisition of ACS is classified within Level 3 of the fair value hierarchy because this liability is based on present value calculations and an external valuation model whose inputs include market interest rates, estimated operational capitalization rates and volatilities. Unobservable inputs used in this model are significant.

The Group's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	December 31, 2016
	Fair value measurements using input type
	Level 2	Level 3	Total

Financial liabilities related to foreign currency derivative hedging contracts	$(142)	$-	$(142)
Marketable securities	36,318	-	36,318
Earn-Out liability related to the acquisition of ACS	-	(487)	(487)

Total financial net assets (liabilities)	$36,176	$(487)	$35,689

	December 31, 2017
	Fair value measurements using input type
	Level 2	Level 3	Total

Marketable securities	27,562	-	27,562
Earn-Out liability related to the acquisition of ACS	-	(378)	(378)

Total financial net assets (liabilities)	$27,562	$(378)	$27,184

Fair value measurements using significant unobservable inputs (Level 3):

Balance at January 1, 2017	$(487)
Adjustment due to change in the forecast of earn-out consideration	118
Adjustment due to time change value	(9)

Balance at December 31, 2017	$(378)